Vendor Deposits (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Vendor Deposits [Abstract]
Number of vendor	1
Vendor deposits	$ 25.0	$ 12.2